                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY


Investment Company Act file number:   811-09631

Exact Name of Registrant
(as specified in charter): Cohen & Steers Institutional Realty Shares, Inc.

Address of Principal Executive Office:   757 Third Avenue
                                         New York, NY 10017

Name and address of agent for service:   John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

Registrant telephone number, including area code:   (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:   March 31, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------

                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                           March 31, 2005 (Unaudited)

                                                                                        Number
                                                                                      of Shares         Value
                                                                                     -----------    -------------
EQUITIES                                                              98.64% (a)
   DIVERSIFIED                                                         4.72%
         Vornado Realty Trust...............................................           654,000      $  45,302,580
                                                                                                    -------------

   HEALTH CARE                                                         1.90%
         Ventas.............................................................           731,000         18,245,760
                                                                                                    -------------

   HOTEL                                                               7.27%
         Hilton Hotels Corp. ...............................................           535,200         11,961,720
         Host Marriott Corp. ...............................................         2,142,700         35,483,112
         Starwood Hotels & Resorts Worldwide................................           370,800         22,259,124
                                                                                                    -------------
                                                                                                       69,703,956
                                                                                                    -------------
   INDUSTRIAL                                                          9.30%
         AMB Property Corp. ................................................           530,000         20,034,000
         Catellus Development Corp. ........................................           701,174         18,686,287
         ProLogis...........................................................         1,362,400         50,545,040
                                                                                                    -------------
                                                                                                       89,265,327
                                                                                                    -------------
   OFFICE                                                             27.68%
         Arden Realty.......................................................           423,800         14,345,630
         BioMed Realty Trust................................................           152,500          3,141,500
         Boston Properties..................................................         1,147,300         69,101,879
         Brandywine Realty Trust............................................           191,100          5,427,240
         Brookfield Properties Corp. .......................................           798,500         30,742,250
         CarrAmerica Realty Corp. ..........................................           398,500         12,572,675
         Equity Office Properties Trust.....................................         1,173,800         35,366,594
         Highwoods Properties...............................................           217,400          5,830,668
         Kilroy Realty Corp. ...............................................           355,700         14,551,687
         Mack-Cali Realty Corp. ............................................           237,100         10,041,185
         Maguire Properties.................................................           424,400         10,134,672
         Prentiss Properties Trust..........................................           212,700          7,265,832
         Reckson Associates Realty Corp. ...................................           443,200         13,606,240
         SL Green Realty Corp. .............................................           432,900         24,337,638
         Trizec Properties..................................................           479,500          9,110,500
                                                                                                    -------------
                                                                                                      265,576,190
                                                                                                    -------------

----------------
   (a) Percentages indicated are based on the net assets of the fund.



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


--------------------------------------------------------------------------------

                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

--------------------------------------------------------------------------------

                    SCHEDULE OF INVESTMENTS--(Continued)
                         March 31, 2005 (Unaudited)

                                                                                        Number
                                                                                      of Shares         Value
                                                                                     -----------    -------------
   OFFICE/INDUSTRIAL                                                   1.29%
            Liberty Property Trust..........................................           317,200      $  12,386,660
                                                                                                    -------------

   RESIDENTIAL                                                        18.25%
      APARTMENT                                                       16.36%
         Apartment Investment & Management Co. .............................           218,100          8,113,320
         Archstone-Smith Trust..............................................           775,800         26,462,538
         AvalonBay Communities..............................................           613,100         41,010,259
         BRE Properties.....................................................           572,400         20,205,720
         Equity Residential.................................................         1,000,400         32,222,884
         Essex Property Trust...............................................           182,600         12,617,660
         GMH Communities Trust..............................................           185,000          2,166,350
         Post Properties....................................................           455,800         14,148,032
                                                                                                    -------------
                                                                                                      156,946,763
                                                                                                    -------------
      MANUFACTURED HOME                                                1.89%
         Affordable Residential Communities.................................           350,400          4,432,560
         Sun Communities....................................................           382,500         13,693,500
                                                                                                    -------------
                                                                                                       18,126,060
                                                                                                    -------------
         TOTAL RESIDENTIAL..................................................                          175,072,823
                                                                                                    -------------

   SELF STORAGE                                                        6.03%
         Public Storage ....................................................           582,400         33,161,856
         Shurgard Storage Centers ..........................................           602,200         24,678,156
                                                                                                    -------------
                                                                                                       57,840,012
                                                                                                    -------------
   SHOPPING CENTER                                                    22.20%
      COMMUNITY CENTER                                                 5.27%
         Developers Diversified Realty Corp. ...............................           397,400         15,796,650
         Federal Realty Investment Trust....................................           354,900         17,159,415
         Pan Pacific Retail Properties......................................           170,900          9,698,575
         Regency Centers Corp. .............................................           166,000          7,906,580
                                                                                                    -------------
                                                                                                       50,561,220
                                                                                                    -------------



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


--------------------------------------------------------------------------------

                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

--------------------------------------------------------------------------------

                    SCHEDULE OF INVESTMENTS--(Continued)
                         March 31, 2005 (Unaudited)

                                                                                        Number
                                                                                      of Shares         Value
                                                                                     -----------    -------------
      REGIONAL MALL                                                   16.93%
         CBL & Associates Properties........................................           162,000      $  11,584,620
         General Growth Properties..........................................           755,700         25,769,370
         Macerich Co. ......................................................           423,500         22,564,080
         Mills Corp. .......................................................           557,100         29,470,590
         Simon Property Group...............................................           888,500         53,825,330
         Taubman Centers....................................................           691,700         19,187,758
                                                                                                    -------------
                                                                                                      162,401,748
                                                                                                    -------------
         TOTAL SHOPPING CENTER..............................................                          212,962,968
                                                                                                    -------------
             TOTAL EQUITIES (Identified cost -- $607,229,347)...............                          946,356,276
                                                                                                    -------------


                                                                                      Principal
                                                                                       Amount
                                                                                     -----------

COMMERCIAL PAPER                                                       0.62%
         Prudential FDG Corp., 2.12%, due 04/01/2005
            (Identified cost--$6,000,000)...................................         $ 6,000,000        6,000,000
                                                                                                    -------------
TOTAL INVESTMENTS (Identified cost--$613,229,347)...................  99.26%                          952,356,276
OTHER ASSETS IN EXCESS OF LIABILITIES ..............................   0.74%                            7,056,068
                                                                    --------                        -------------
NET ASSETS (Equivalent to $41.84 per share based on
   22,928,524 shares of capital stock outstanding).................. 100.00%                        $ 959,412,344
                                                                    ========                        =============


----------------
   (a) At March 31, 2005, net unrealized appreciation was $339,126,929 based on cost for federal income tax purposes of $613,229,347. This consisted of aggregate gross unrealized appreciation on investments of $340,458,188 and aggregate gross unrealized depreciation on investments of $1,331,259.



--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.




By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                          By: /s/ Martin Cohen
    ----------------------------------                -------------------------------
        Name: Robert H. Steers                            Name: Martin Cohen
        Title: Chairman, Secretary                        Title: President, Treasurer
                and principal executive officer            and principal financial officer


         Date: May 27, 2005